Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value added tax recoverable	$ 330	$ 322
Rental and utility deposit	21	20
Advance to suppliers	107	220
Prepayment	427	526
Coupon and dividend receivable	114	109
Others	753	809
Total prepaid expenses and other current assets	$ 1,752	$ 2,006